LEGAL SETTLEMENTS, IMPAIRMENT, RESTRUCTURING AND ACQUISITION COSTS	3 Months Ended
Mar. 31, 2012
Legal Settlements Impairment Restructuring And Acquisition Costs [Abstract]
Legal Settlements, Impairment, Restructuring and Acquisition Costs
NOTE 11 – Legal settlements, acquisition, restructuring and other expenses and impairment:

Legal settlements, acquisition, restructuring and other expenses and impairment consisted of the following:

	Three months ended
	March 31,

	U.S. $ in millions
	2012	2011
Impairment of long-lived assets	$87	$11
Restructuring, acquisition and other expenses	43	22
Legal settlements and reserves	19	(4)

Total	$149	$29